Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Australia — 7.0%
Ampol Ltd.	1,088	$28,223
ANZ Group Holdings Ltd.	14,650	280,784
APA Group	6,428	35,232
Aristocrat Leisure Ltd.	2,772	77,619
ASX Ltd.	903	39,066
Aurizon Holdings Ltd.	8,950	23,337
BHP Group Ltd.	24,801	717,095
BlueScope Steel Ltd.	2,047	31,837
Brambles Ltd.	6,620	69,670
CAR Group Ltd.	1,922	45,178
Cochlear Ltd.	312	68,618
Coles Group Ltd.	7,016	77,451
Commonwealth Bank of Australia	8,191	642,498
Computershare Ltd.	2,515	42,838
CSL Ltd.	2,360	442,801
Dexus	5,310	27,360
EBOS Group Ltd.	678	13,878
Endeavour Group Ltd.	6,432	23,094
Fortescue Ltd.	8,180	136,893
Goodman Group	8,287	182,540
IDP Education Ltd.	1,223	14,276
Insurance Australia Group Ltd.	12,718	53,051
Macquarie Group Ltd.	1,779	231,408
Medibank Pvt. Ltd.	14,114	34,581
Mineral Resources Ltd.	930	42,909
Mirvac Group	21,784	33,482
National Australia Bank Ltd.	15,216	344,522
Northern Star Resources Ltd.	5,412	51,065
Orica Ltd.	2,212	26,310
Origin Energy Ltd.	8,947	53,671
Pilbara Minerals Ltd.	13,602	33,943
Qantas Airways Ltd.*	4,237	15,042
QBE Insurance Group Ltd.	7,795	92,142
Ramsay Health Care Ltd.	808	29,746
REA Group Ltd.	262	31,657
Reece Ltd.	1,201	21,990
Rio Tinto Ltd.	1,795	142,461
Santos Ltd.	15,512	78,536
Scentre Group	24,536	54,188
SEEK Ltd.	1,770	28,863
Seven Group Holdings Ltd.	875	23,252
Sonic Healthcare Ltd.	2,111	40,453
South32 Ltd.	18,110	35,339
South32 Ltd.	5,653	11,031
Stockland	11,070	34,980
Suncorp Group Ltd.	6,492	69,295
Telstra Group Ltd.	21,066	52,990
The GPT Group	9,446	28,111
The Lottery Corp. Ltd.	9,935	33,318
Transurban Group	14,915	129,389
Treasury Wine Estates Ltd.	3,956	32,089
Vicinity Ltd.	18,933	26,280
Washington H. Soul Pattinson & Co., Ltd.	1,266	27,716
Wesfarmers Ltd.	5,522	246,142
	Number of Shares	Value†

Australia — (continued)
Westpac Banking Corp.	17,065	$290,244
WiseTech Global Ltd.	856	52,355
Woodside Energy Group Ltd.	9,213	183,637
Woolworths Group Ltd.	5,899	127,513
		5,863,989
Austria — 0.2%
Erste Group Bank AG	1,797	80,088
OMV AG	740	35,048
Verbund AG	306	22,357
voestalpine AG	691	19,385
		156,878
Belgium — 0.8%
Ageas N.V.	708	32,799
Anheuser-Busch InBev N.V.	4,229	257,436
D'ieteren Group	111	24,609
Elia Group S.A.	148	15,976
Groupe Bruxelles Lambert N.V.	440	33,263
KBC Group N.V.	1,201	90,042
Lotus Bakeries N.V.	2	19,311
Sofina S.A.	66	14,800
Syensqo S.A.*	376	35,628
UCB S.A.	649	80,117
Umicore S.A.	1,037	22,357
Warehouses De Pauw CVA	903	25,749
		652,087
Chile — 0.1%
Antofagasta PLC	1,852	47,571
Denmark — 3.6%
A.P. Moller - Maersk A/S, Class A	15	19,220
A.P. Moller - Maersk A/S, Class B	19	24,773
Carlsberg A/S, Class B	509	69,705
Coloplast A/S, Class B	604	81,550
Danske Bank A/S	3,317	99,564
Demant A/S*	454	22,565
DSV A/S	847	137,684
Genmab A/S*	317	95,046
Novo Nordisk A/S, Class B	16,000	2,052,375
Novonesis (Novozymes), Class B	1,797	105,702
Orsted A/S*	991	55,376
Pandora A/S	434	70,050
ROCKWOOL A/S, Class B	55	18,096
Tryg A/S	1,852	38,178
Vestas Wind Systems A/S*	4,881	136,149
		3,026,033
Finland — 1.0%
Elisa OYJ	733	32,680
Fortum OYJ	2,232	27,557
Kesko OYJ, Class B	1,229	22,975
Kone OYJ, Class B	1,763	82,133
Metso OYJ	3,076	36,539
Neste OYJ	2,000	54,230
Nokia OYJ	25,610	90,867

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Nordea Bank Abp	17,155	$191,184
Orion OYJ, Class B	570	21,248
Sampo OYJ, Class A	2,169	92,521
Stora Enso OYJ, Class R	2,992	41,607
UPM-Kymmene OYJ	2,772	92,354
Wartsila OYJ Abp	2,189	33,267
		819,162
France — 11.6%
Accor S.A.	883	41,224
Aeroports de Paris S.A.	143	19,607
Air Liquide S.A.	2,564	533,437
Airbus S.E.	2,898	533,895
Alstom S.A.	1,168	17,787
Amundi S.A.	290	19,919
Arkema S.A.	274	28,847
AXA S.A.	8,858	332,669
BioMerieux	219	24,154
BNP Paribas S.A.	5,037	358,609
Bollore S.E.	3,186	21,286
Bouygues S.A.	887	36,212
Bureau Veritas S.A.	1,519	46,380
Capgemini S.E.	754	173,504
Carrefour S.A.	2,661	45,648
Cie de Saint-Gobain S.A.	2,210	171,526
Cie Generale des Etablissements Michelin SCA	3,279	125,662
Covivio SA	315	16,236
Credit Agricole S.A.	5,545	82,720
Danone S.A.	3,128	202,209
Dassault Aviation S.A.	89	19,595
Dassault Systemes S.E.	3,234	143,160
Edenred SE	1,186	63,326
Eiffage S.A.	393	44,602
Engie S.A.	8,841	148,152
EssilorLuxottica S.A.	1,439	325,519
Eurazeo S.E.	181	15,860
Gecina S.A.	205	20,940
Getlink S.E.	1,879	31,993
Hermes International SCA	155	396,146
Ipsen S.A.	156	18,563
Kering S.A.	361	142,986
Klepierre S.A.	1,098	28,422
La Francaise des Jeux SAEM	465	18,952
Legrand S.A.	1,276	135,124
L'Oreal S.A.	1,177	557,394
LVMH Moet Hennessy Louis Vuitton S.E.	1,353	1,217,425
Orange S.A.	8,959	105,358
Pernod Ricard S.A.	991	160,427
Publicis Groupe S.A.	1,104	120,359
Remy Cointreau S.A.	109	11,006
Renault S.A.	899	45,364
Rexel S.A.	1,207	32,605
Safran S.A.	1,668	377,755
	Number of Shares	Value†

France — (continued)
Sanofi SA	5,565	$541,388
Sartorius Stedim Biotech	155	44,210
Schneider Electric S.E.	2,662	601,815
SEB S.A.	96	12,283
Societe Generale S.A.	3,467	92,891
Sodexo S.A.	410	35,147
Teleperformance SE	259	25,158
Thales S.A.	451	76,887
TotalEnergies S.E.	10,624	730,819
Unibail-Rodamco-Westfield*	1,213	4,899
Unibail-Rodamco-Westfield*	544	43,763
Veolia Environnement S.A.	3,317	107,908
Vinci S.A.	2,441	313,250
Vivendi S.E.	3,095	33,729
Worldline S.A.*	1,310	16,207
		9,692,918
Germany — 8.1%
adidas AG	786	175,615
Allianz S.E.	1,915	573,959
BASF S.E.	4,342	248,119
Bayer AG	4,749	145,436
Bayerische Motoren Werke AG	1,547	178,491
Bechtle AG	394	20,824
Beiersdorf AG	527	76,730
Brenntag S.E.	627	52,844
Carl Zeiss Meditec AG	220	27,462
Commerzbank AG	5,013	68,900
Continental AG	590	42,589
Covestro AG*	1,005	54,973
Daimler Truck Holding AG	2,585	130,994
Delivery Hero S.E.*	873	24,963
Deutsche Bank AG	9,373	147,627
Deutsche Boerse AG	922	188,816
Deutsche Lufthansa AG*	2,966	23,311
Deutsche Post AG	4,816	207,557
Deutsche Telekom AG	15,820	384,023
E.ON S.E.	10,869	151,317
Evonik Industries AG	1,156	22,866
Fresenius Medical Care AG	920	35,351
Fresenius S.E. & Co., KGaA	1,998	53,880
GEA Group AG	840	35,515
Hannover Rueck S.E.	315	86,255
Heidelberg Materials AG	619	68,140
Henkel AG & Co., KGaA	536	38,621
Infineon Technologies AG	6,350	215,935
Knorr-Bremse AG	365	27,607
LEG Immobilien S.E.*	364	31,264
Mercedes-Benz Group AG	3,912	311,540
Merck KGaA	622	109,681
MTU Aero Engines AG	275	69,747
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	665	324,614
Nemetschek S.E.	277	27,418
Puma S.E.	567	25,660

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Rational AG	23	$19,817
Rheinmetall AG	210	118,108
RWE AG	3,042	103,389
SAP S.E.	5,114	995,793
Scout24 S.E.	387	29,156
Siemens AG	3,720	710,293
Siemens Energy AG*	2,682	49,225
Siemens Healthineers AG*	1,350	82,563
Symrise AG	694	83,079
Talanx AG	362	28,677
Volkswagen AG	143	21,844
Vonovia S.E.	3,519	103,993
Zalando S.E.*	1,152	32,942
		6,787,523
Hong Kong — 1.9%
AIA Group Ltd.	55,400	372,652
BOC Hong Kong Holdings Ltd.	19,500	52,285
CK Asset Holdings Ltd.	9,034	37,226
CK Hutchison Holdings Ltd.	12,628	60,774
CK Infrastructure Holdings Ltd.	3,500	20,499
CLP Holdings Ltd.	8,500	67,798
ESR Group Ltd.	5,400	5,786
Futu Holdings Ltd., ADR*	300	16,245
Galaxy Entertainment Group Ltd.	10,000	50,271
Hang Lung Properties Ltd.	8,000	8,227
Hang Seng Bank Ltd.	3,600	39,462
Henderson Land Development Co., Ltd.	7,891	22,534
HKT Trust & HKT Ltd.	20,240	23,616
Hong Kong & China Gas Co., Ltd.	57,112	43,289
Hong Kong Exchanges & Clearing Ltd.	5,884	171,450
Hongkong Land Holdings Ltd.	5,900	18,116
Jardine Matheson Holdings Ltd.	700	26,111
Link REIT	13,262	57,112
MTR Corp. Ltd.	7,896	26,088
Power Assets Holdings Ltd.	7,000	41,010
Prudential PLC	13,292	124,660
Sino Land Co., Ltd.	17,633	18,332
SITC International Holdings Co., Ltd.	8,000	14,626
Sun Hung Kai Properties Ltd.	6,661	64,343
Swire Pacific Ltd., Class A	2,000	16,465
Swire Properties Ltd.	7,136	15,010
Techtronic Industries Co., Ltd.	6,500	88,321
The Wharf Holdings Ltd.	6,000	19,724
WH Group Ltd.	43,872	28,959
Wharf Real Estate Investment Co., Ltd.	9,000	29,303
		1,580,294
Ireland — 1.4%
AerCap Holdings N.V.*	1,000	86,910
AIB Group PLC	8,306	42,165
Bank of Ireland Group PLC	4,974	50,760
CRH PLC	3,380	291,728
DCC PLC	489	35,578
Experian PLC	4,461	194,379
Flutter Entertainment PLC*	859	171,227
	Number of Shares	Value†

Ireland — (continued)
James Hardie Industries PLC*	2,107	$84,687
Kerry Group PLC, Class A	752	64,436
Kingspan Group PLC	741	67,488
Smurfit Kappa Group PLC	1,233	56,220
		1,145,578
Israel — 0.7%
Azrieli Group Ltd.	257	18,544
Bank Hapoalim BM	6,615	61,992
Bank Leumi Le-Israel BM	7,205	59,892
Check Point Software Technologies Ltd.*	412	67,572
CyberArk Software Ltd.*	200	53,126
Elbit Systems Ltd.	135	28,195
Global-e Online Ltd.*	500	18,175
ICL Group Ltd.	4,391	23,272
Israel Discount Bank Ltd., Class A	5,639	29,163
Mizrahi Tefahot Bank Ltd.	844	31,641
Monday.com Ltd.*	100	22,587
Nice Ltd.*	332	86,400
Teva Pharmaceutical Industries Ltd.*	5,764	81,307
Wix.com Ltd.*	251	34,507
		616,373
Italy — 2.3%
Amplifon SpA	601	21,908
Assicurazioni Generali SpA	4,891	123,808
Banco BPM SpA	6,505	43,280
Davide Campari-Milano N.V.	2,775	27,889
DiaSorin SpA	89	8,589
Enel SpA	39,607	261,466
Eni SpA	10,639	168,458
Ferrari N.V.	614	267,726
FinecoBank Banca Fineco SpA	3,098	46,398
Infrastrutture Wireless Italiane SpA	1,623	18,418
Intesa Sanpaolo SpA	71,194	258,472
Leonardo SpA	1,897	47,660
Mediobanca Banca di Credito Finanziario SpA	2,359	35,153
Moncler SpA	1,078	80,441
Nexi SpA*	3,202	20,287
Poste Italiane SpA	2,082	26,075
Prysmian SpA	1,250	65,192
Recordati Industria Chimica e Farmaceutica SpA	515	28,437
Snam SpA	9,464	44,686
Telecom Italia SpA*	60,149	14,607
Terna - Rete Elettrica Nazionale	7,216	59,645
UniCredit SpA	7,506	285,073
		1,953,668
Japan — 23.3%
Advantest Corp.	3,700	164,365
Aeon Co., Ltd.	3,400	80,654
AGC, Inc.	900	32,654
Aisin Corp.	700	28,604

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Ajinomoto Co., Inc.	2,300	$85,890
ANA Holdings, Inc.	800	16,719
Asahi Group Holdings Ltd.	2,300	84,456
Asahi Intecc Co., Ltd.	1,000	17,520
Asahi Kasei Corp.	5,900	43,266
Astellas Pharma, Inc.	8,700	93,462
Azbil Corp.	700	19,366
Bandai Namco Holdings, Inc.	2,800	51,954
Bridgestone Corp.	2,800	124,095
Brother Industries Ltd.	1,100	20,401
Canon, Inc.	4,800	143,016
Capcom Co., Ltd.	1,600	29,975
Central Japan Railway Co.	3,700	91,891
Chubu Electric Power Co., Inc.	3,400	44,459
Chugai Pharmaceutical Co., Ltd.	3,200	122,289
Concordia Financial Group Ltd.	5,200	26,136
Dai Nippon Printing Co., Ltd.	900	27,563
Daifuku Co., Ltd.	1,500	35,954
Dai-ichi Life Holdings, Inc.	4,500	114,770
Daiichi Sankyo Co., Ltd.	9,000	286,370
Daikin Industries Ltd.	1,300	177,503
Daito Trust Construction Co., Ltd.	300	34,225
Daiwa House Industry Co., Ltd.	2,800	83,343
Daiwa Securities Group, Inc.	6,900	52,498
Denso Corp.	9,200	176,195
Dentsu Group, Inc.	1,100	30,543
Disco Corp.	400	146,213
East Japan Railway Co.	4,800	92,089
Eisai Co., Ltd.	1,300	53,545
ENEOS Holdings, Inc.	14,990	72,220
FANUC Corp.	4,600	128,324
Fast Retailing Co., Ltd.	900	278,844
Fuji Electric Co., Ltd.	600	40,263
FUJIFILM Holdings Corp.	5,400	121,255
Fujitsu Ltd.	9,000	144,036
GLP J-Reit	26	21,788
Hamamatsu Photonics K.K.	600	21,154
Hankyu Hanshin Holdings, Inc.	1,200	34,429
Hikari Tsushin, Inc.	100	18,807
Hirose Electric Co., Ltd.	120	12,331
Hitachi Construction Machinery Co., Ltd.	500	15,086
Hitachi Ltd.	4,500	411,212
Honda Motor Co., Ltd.	22,500	278,408
Hoshizaki Corp.	600	21,892
Hoya Corp.	1,700	212,620
Hulic Co., Ltd.	1,700	17,460
Ibiden Co., Ltd.	600	26,872
Idemitsu Kosan Co., Ltd.	4,280	29,344
Iida Group Holdings Co., Ltd.	900	11,647
Inpex Corp.	4,600	69,925
Isuzu Motors Ltd.	3,000	40,552
ITOCHU Corp.	5,800	249,166
Japan Airlines Co., Ltd.	800	15,190
Japan Exchange Group, Inc.	2,600	70,422
	Number of Shares	Value†

Japan — (continued)
Japan Metropolitan Fund Invest	34	$21,185
Japan Post Bank Co., Ltd.	6,900	74,143
Japan Post Holdings Co., Ltd.	10,000	100,751
Japan Post Insurance Co., Ltd.	1,100	21,027
Japan Real Estate Investment Corp.	7	24,954
Japan Tobacco, Inc.	5,800	154,639
JFE Holdings, Inc.	2,700	44,749
JSR Corp.	900	25,760
Kajima Corp.	2,200	45,154
Kao Corp.	2,400	89,684
Kawasaki Kisen Kaisha Ltd.	1,800	24,205
KDDI Corp.	7,300	215,837
KDX Realty Investment Corp.	22	23,384
Keisei Electric Railway Co., Ltd.	700	28,466
Keyence Corp.	950	441,048
Kikkoman Corp.	3,500	44,921
Kintetsu Group Holdings Co., Ltd.	1,000	29,127
Kirin Holdings Co., Ltd.	4,000	55,625
Kobe Bussan Co., Ltd.	800	19,603
Koito Manufacturing Co., Ltd.	1,200	16,176
Komatsu Ltd.	4,500	133,159
Konami Group Corp.	500	34,060
Kubota Corp.	4,800	75,311
Kyocera Corp.	6,200	83,149
Kyowa Kirin Co., Ltd.	1,300	23,388
Lasertec Corp.	400	114,012
LY Corp.	13,800	34,955
M3, Inc.	2,400	34,539
Makita Corp.	1,200	34,105
Marubeni Corp.	6,900	119,506
MatsukiyoCocokara & Co.	1,800	28,902
Mazda Motor Corp.	2,800	32,451
McDonald's Holdings Co., Japan Ltd.	500	22,484
MEIJI Holdings Co., Ltd.	1,200	26,199
MINEBEA MITSUMI, Inc.	1,900	37,269
MISUMI Group, Inc.	1,400	19,503
Mitsubishi Chemical Group Corp.	6,600	40,222
Mitsubishi Corp.	16,800	388,269
Mitsubishi Electric Corp.	9,400	157,346
Mitsubishi Estate Co., Ltd.	5,400	98,528
Mitsubishi HC Capital, Inc.	3,900	27,201
Mitsubishi Heavy Industries Ltd.	15,000	135,950
Mitsubishi UFJ Financial Group, Inc.	54,300	552,454
Mitsui & Co., Ltd.	6,300	294,535
Mitsui Chemicals, Inc.	900	26,402
Mitsui Fudosan Co., Ltd.	12,900	139,081
Mitsui OSK Lines Ltd.	1,600	48,811
Mizuho Financial Group, Inc.	11,708	231,529
MonotaRO Co., Ltd.	1,500	18,055
MS&AD Insurance Group Holdings, Inc.	6,270	110,713
Murata Manufacturing Co., Ltd.	8,300	155,230
NEC Corp.	1,300	94,907
Nexon Co., Ltd.	1,700	28,257
NIDEC Corp.	2,000	82,939
Nintendo Co., Ltd.	5,061	276,152

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Nippon Building Fund, Inc.	8	$32,001
NIPPON EXPRESS HOLDINGS, INC.	400	20,418
Nippon Paint Holdings Co., Ltd.	5,000	35,986
Nippon Prologis REIT, Inc.	13	23,158
Nippon Sanso Holdings Corp.	800	25,101
Nippon Steel Corp.	4,117	99,073
Nippon Telegraph & Telephone Corp.	144,900	172,591
Nippon Yusen K.K.	2,200	60,399
Nissan Chemical Corp.	700	26,513
Nissan Motor Co., Ltd.	12,500	49,531
Nissin Foods Holdings Co., Ltd.	900	24,811
Nitori Holdings Co., Ltd.	400	60,621
Nitto Denko Corp.	700	64,009
Nomura Holdings, Inc.	14,400	92,168
Nomura Real Estate Holdings, Inc.	500	14,126
Nomura Real Estate Master Fund, Inc.	21	20,766
Nomura Research Institute Ltd.	1,830	51,695
NTT Data Group Corp.	3,000	47,694
Obayashi Corp.	3,200	38,049
Obic Co., Ltd.	364	54,983
Odakyu Electric Railway Co., Ltd.	1,300	17,920
Olympus Corp.	5,800	83,510
Omron Corp.	800	28,646
Ono Pharmaceutical Co., Ltd.	1,600	26,216
Oracle Corp. Japan	200	15,040
Oriental Land Co., Ltd.	5,300	169,789
ORIX Corp.	5,700	124,669
Osaka Gas Co., Ltd.	2,000	44,992
Otsuka Corp.	1,200	25,462
Otsuka Holdings Co., Ltd.	2,100	87,230
Pan Pacific International Holdings Corp.	2,000	53,003
Panasonic Corp.	10,600	101,164
Rakuten Group, Inc.*	7,000	39,733
Recruit Holdings Co., Ltd.	7,000	307,348
Renesas Electronics Corp.	7,100	126,527
Resona Holdings, Inc.	11,100	68,426
Ricoh Co., Ltd.	2,800	24,878
Rohm Co., Ltd.	1,500	24,058
SBI Holdings, Inc.	1,210	31,739
SCREEN Holdings Co., Ltd.	400	51,862
SCSK Corp.	700	13,011
Secom Co., Ltd.	1,000	72,553
Seiko Epson Corp.	1,300	22,740
Sekisui Chemical Co., Ltd.	1,900	27,798
Sekisui House Ltd.	3,100	70,611
Seven & i Holdings Co., Ltd.	10,900	158,877
SG Holdings Co., Ltd.	1,700	21,529
Sharp Corp.*	1,200	6,683
Shimadzu Corp.	1,200	33,425
Shimano, Inc.	400	59,505
Shimizu Corp.	2,600	16,790
Shin-Etsu Chemical Co., Ltd.	8,800	385,985
Shionogi & Co., Ltd.	1,200	61,322
Shiseido Co., Ltd.	2,100	57,625
Shizuoka Financial Group, Inc.	2,100	19,983
	Number of Shares	Value†

Japan — (continued)
SMC Corp.	277	$156,272
SoftBank Corp.	14,000	180,249
SoftBank Group Corp.	5,000	296,927
Sompo Holdings, Inc.	4,275	89,604
Sony Group Corp.	6,200	531,655
Square Enix Holdings Co., Ltd.	500	19,283
Subaru Corp.	2,900	65,679
SUMCO Corp.	1,700	26,878
Sumitomo Corp.	5,000	120,440
Sumitomo Electric Industries Ltd.	3,400	52,684
Sumitomo Metal Mining Co., Ltd.	1,300	38,818
Sumitomo Mitsui Financial Group, Inc.	6,200	362,531
Sumitomo Mitsui Trust Holdings, Inc.	3,086	66,493
Sumitomo Realty & Development Co., Ltd.	1,500	55,889
Suntory Beverage & Food Ltd.	600	20,295
Suzuki Motor Corp.	8,000	91,338
Sysmex Corp.	2,700	48,181
T&D Holdings, Inc.	2,300	39,984
Taisei Corp.	900	32,804
Takeda Pharmaceutical Co., Ltd.	7,695	214,028
TDK Corp.	1,900	93,305
Terumo Corp.	6,400	117,111
The Chiba Bank Ltd.	2,500	20,803
The Kansai Electric Power Co., Inc.	3,700	52,795
TIS, Inc.	1,100	23,601
Tobu Railway Co., Ltd.	800	20,004
Toho Co., Ltd.	600	19,923
Tokio Marine Holdings, Inc.	8,800	275,847
Tokyo Electric Power Co. Holdings, Inc.*	7,800	47,409
Tokyo Electron Ltd.	2,300	599,033
Tokyo Gas Co., Ltd.	1,700	38,646
Tokyu Corp.	2,700	32,878
TOPPAN Holdings, Inc.	1,200	30,080
Toray Industries, Inc.	7,500	36,014
TOTO Ltd.	800	22,428
Toyota Industries Corp.	700	73,242
Toyota Motor Corp.	51,940	1,312,782
Toyota Tsusho Corp.	1,100	75,538
Trend Micro, Inc.	700	35,551
Unicharm Corp.	1,900	60,489
USS Co., Ltd.	2,000	16,534
West Japan Railway Co.	2,000	41,680
Yakult Honsha Co., Ltd.	1,400	28,614
Yamaha Corp.	800	17,268
Yamaha Motor Co., Ltd.	4,800	44,216
Yamato Holdings Co., Ltd.	1,200	17,271
Yaskawa Electric Corp.	1,200	51,090
Yokogawa Electric Corp.	1,100	25,332
Zensho Holdings Co., Ltd.	500	20,793
ZOZO, Inc.	600	14,892
		19,524,784

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	$20,901
Luxembourg — 0.2%
ArcelorMittal S.A.	2,636	72,456
Eurofins Scientific S.E.	629	40,067
Tenaris S.A.	2,440	48,242
		160,765
Macao — 0.0%
Sands China Ltd.*	13,200	37,240
Netherlands — 5.3%
ABN AMRO Bank N.V.	2,159	36,945
Adyen N.V.*	105	177,359
Aegon Ltd.	6,771	41,309
Akzo Nobel N.V.	808	60,372
Argenx S.E.*	285	112,368
ASM International N.V.	227	139,015
ASML Holding N.V.	1,976	1,915,657
ASR Nederland N.V.	850	41,658
BE Semiconductor Industries N.V.	365	55,910
Euronext N.V.	460	43,778
EXOR N.V.	476	52,972
Heineken Holding N.V.	690	55,686
Heineken N.V.	1,391	134,103
IMCD N.V.	268	47,171
ING Groep N.V.	16,175	266,294
JDE Peet's N.V.	427	8,965
Koninklijke Ahold Delhaize N.V.	4,605	137,790
Koninklijke KPN N.V.	16,843	63,000
Koninklijke Philips N.V.*	3,713	74,312
NN Group N.V.	1,342	61,954
OCI NV	619	16,966
Prosus N.V.*	7,109	222,514
QIAGEN N.V.*	1,038	44,362
Randstad N.V.	579	30,574
Stellantis N.V.	4,149	117,736
Stellantis N.V.	6,652	188,977
Universal Music Group N.V.	3,954	118,819
Wolters Kluwer N.V.	1,207	189,004
		4,455,570
New Zealand — 0.2%
Auckland International Airport Ltd.	6,747	33,659
Fisher & Paykel Healthcare Corp. Ltd.	2,723	41,729
Mercury NZ Ltd.	2,981	12,341
Meridian Energy Ltd.	6,255	22,086
Spark New Zealand Ltd.	10,047	28,602
Xero Ltd.*	684	59,392
		197,809
Norway — 0.6%
Adevinta ASA*	1,674	17,547
Aker BP ASA	1,469	36,845
DNB Bank ASA	4,438	88,216
Equinor ASA	4,343	116,455
Gjensidige Forsikring ASA	851	12,352
	Number of Shares	Value†

Norway — (continued)
Kongsberg Gruppen ASA	400	$27,619
Mowi ASA	2,508	46,069
Norsk Hydro ASA	6,136	33,720
Orkla ASA	3,735	26,379
Salmar ASA	343	22,637
Telenor ASA	2,902	32,277
Yara International ASA	895	28,380
		488,496
Portugal — 0.1%
EDP - Energias de Portugal S.A.	14,878	58,049
Galp Energia SGPS S.A.	2,157	35,660
Jeronimo Martins SGPS S.A.	1,517	30,098
		123,807
Singapore — 1.3%
CapitaLand Ascendas REIT	17,290	35,467
CapitaLand Integrated Commercial Trust	24,700	36,217
CapitaLand Investment Ltd.	14,107	27,993
City Developments Ltd.	2,500	10,830
DBS Group Holdings Ltd.	8,848	236,134
Genting Singapore Ltd.	26,600	17,445
Grab Holdings Ltd., Class A*	8,700	27,318
Jardine Cycle & Carriage Ltd.	600	10,743
Keppel Ltd.	7,500	40,755
Mapletree Logistics Trust	20,077	21,707
Mapletree Pan Asia Commercial Trust	12,700	12,037
Oversea-Chinese Banking Corp. Ltd.	16,391	163,777
Sea Ltd., ADR*	1,800	96,678
Seatrium Ltd.*	262,539	15,344
Sembcorp Industries Ltd.	4,800	19,189
Singapore Airlines Ltd.	6,900	32,702
Singapore Exchange Ltd.	4,300	29,345
Singapore Technologies Engineering Ltd.	7,600	22,627
Singapore Telecommunications Ltd.	43,200	81,187
United Overseas Bank Ltd.	6,137	133,418
Wilmar International Ltd.	10,300	26,163
		1,097,076
Spain — 2.6%
Acciona S.A.	148	18,012
ACS Actividades de Construccion y Servicios S.A.	988	41,376
Aena SME S.A.	357	70,312
Amadeus IT Group S.A.	2,178	139,820
Banco Bilbao Vizcaya Argentaria S.A.	28,469	339,023
Banco Santander S.A.	78,966	385,704
CaixaBank S.A.	17,989	87,293
Cellnex Telecom S.A.	2,195	77,648
EDP Renovaveis S.A.	1,363	18,458
Enagas S.A.	1,204	17,886
Endesa S.A.	1,591	29,500
Ferrovial S.E.	2,641	104,562
Grifols S.A.*	1,529	13,753

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Spain — (continued)
Iberdrola S.A.	29,945	$371,928
Industria de Diseno Textil S.A.	5,311	267,442
Redeia Corp. S.A.	2,108	36,007
Repsol S.A.	5,830	97,310
Telefonica S.A.	23,506	103,808
		2,219,842
Sweden — 3.0%
Alfa Laval AB	1,369	53,794
Assa Abloy AB, Class B	4,850	139,187
Atlas Copco AB, Class A	13,066	220,666
Atlas Copco AB, Class B	7,528	111,188
Beijer Ref AB	1,927	28,612
Boliden AB	1,270	35,265
Epiroc AB, Class A	3,131	58,777
Epiroc AB, Class B	1,799	30,466
EQT AB	1,770	56,037
Essity AB, Class B	3,191	75,799
Evolution AB	884	109,796
Fastighets AB Balder, Class B*	2,900	21,302
Getinge AB, Class B	1,023	20,576
H & M Hennes & Mauritz AB, Class B	3,022	49,277
Hexagon AB, Class B	10,019	118,434
Holmen AB, Class B	347	14,116
Husqvarna AB, Class B	1,548	13,246
Industrivarden AB, Class A	694	23,866
Industrivarden AB, Class C	681	23,417
Indutrade AB	1,349	36,742
Investment AB Latour, Class B	649	17,061
Investor AB, Class B	8,416	211,194
L E Lundbergforetagen AB, Class B	336	18,187
Lifco AB, Class B	1,067	27,864
Nibe Industrier AB, Class B	7,900	38,847
Saab AB, Class B	369	32,824
Sagax AB, Class B	919	24,244
Sandvik AB	5,145	114,223
Securitas AB, Class B	2,542	26,206
Skandinaviska Enskilda Banken AB, Class A	7,650	103,639
Skanska AB, Class B	1,493	26,588
SKF AB, Class B	1,796	36,665
Svenska Cellulosa AB SCA, Class B	2,833	43,555
Svenska Handelsbanken AB, Class A	7,620	77,038
Swedbank AB, Class A	4,396	87,251
Swedish Orphan Biovitrum AB*	878	21,917
Tele2 AB, Class B	2,749	22,573
Telefonaktiebolaget LM Ericsson, Class B	15,286	82,211
Telia Co., AB	12,823	32,865
Volvo AB, Class A	971	26,738
Volvo AB, Class B	7,337	198,843
Volvo Car AB, Class B*	3,803	14,398
		2,525,494
Switzerland — 9.9%
ABB Ltd.	7,808	362,215
	Number of Shares	Value†

Switzerland — (continued)
Adecco Group AG	734	$29,039
Alcon, Inc.	2,428	200,823
Avolta AG*	564	23,483
Bachem Holding AG	200	19,153
Baloise Holding AG	205	32,145
Banque Cantonale Vaudoise	130	15,124
Barry Callebaut AG	18	26,147
BKW AG	82	12,601
Chocoladefabriken Lindt & Spruengli AG	1	120,639
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2	23,938
Cie Financiere Richemont S.A., Class A	2,626	399,783
Clariant AG*	1,199	16,222
Coca-Cola HBC AG*	1,015	32,074
DSM-Firmenich AG	894	101,676
EMS-Chemie Holding AG	37	28,358
Geberit AG	161	95,148
Givaudan S.A.	45	200,328
Glencore PLC	50,515	277,204
Helvetia Holding AG	168	23,162
Holcim AG*	2,534	229,572
Julius Baer Group Ltd.	975	56,548
Kuehne + Nagel International AG	282	78,458
Logitech International S.A.	786	70,433
Lonza Group AG	362	216,331
Nestle S.A.	13,084	1,390,174
Novartis AG	10,038	972,265
Partners Group Holding AG	110	157,133
Roche Holding AG	3,440	878,298
Roche Holding AG	164	44,225
Sandoz Group AG*	1,945	58,711
Schindler Holding AG	125	30,501
Schindler Holding AG, Participation Certificates	207	52,106
SGS S.A.	714	69,317
SIG Group AG*	1,646	36,499
Sika AG	741	220,485
Sonova Holding AG	242	70,082
STMicroelectronics N.V.	3,309	142,414
Straumann Holding AG	535	85,363
Swiss Life Holding AG	142	99,598
Swiss Prime Site AG	343	32,354
Swiss Re AG	1,464	188,322
Swisscom AG	136	83,240
Temenos AG	314	22,461
The Swatch Group AG	128	29,860
The Swatch Group AG	298	13,512
UBS Group AG	16,076	494,995
VAT Group AG	129	66,641
Zurich Insurance Group AG	715	386,253
		8,315,413
United Arab Emirates — 0.0%
NMC Health PLC*	538	0

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — 12.9%
3i Group PLC	4,714	$167,146
abrdn PLC	7,875	14,028
Admiral Group PLC	1,397	50,065
Anglo American PLC	6,149	151,529
Ashtead Group PLC	2,116	150,721
Associated British Foods PLC	1,605	50,639
AstraZeneca PLC	7,592	1,019,938
Auto Trader Group PLC	4,238	37,425
Aviva PLC	13,110	82,261
BAE Systems PLC	14,758	251,556
Barclays PLC	73,460	170,254
Barratt Developments PLC	4,233	25,407
Berkeley Group Holdings PLC	486	29,199
BP PLC	83,675	524,929
British American Tobacco PLC	9,809	297,714
BT Group PLC	33,005	45,678
Bunzl PLC	1,605	61,757
Burberry Group PLC	1,633	24,979
Centrica PLC	25,259	40,719
Coca-Cola Europacific Partners PLC	1,134	80,115
Compass Group PLC	8,314	243,872
Croda International PLC	617	38,177
Diageo PLC	10,915	403,879
Endeavour Mining PLC	1,062	21,550
Entain PLC	3,405	34,169
GSK PLC	20,097	431,491
Haleon PLC	30,358	127,224
Halma PLC	1,790	53,450
Hargreaves Lansdown PLC	1,377	12,780
HSBC Holdings PLC	93,747	732,804
Imperial Brands PLC	4,011	89,664
Informa PLC	6,547	68,691
InterContinental Hotels Group PLC	857	89,053
Intertek Group PLC	758	47,714
J. Sainsbury PLC	8,379	28,610
JD Sports Fashion PLC	12,768	21,691
Kingfisher PLC	8,065	25,383
Land Securities Group PLC	3,485	28,946
Legal & General Group PLC	28,684	92,152
Lloyds Banking Group PLC	308,715	201,899
London Stock Exchange Group PLC	2,027	242,539
M&G PLC	11,743	32,685
Melrose Industries PLC	6,267	53,212
Mondi PLC	2,044	36,002
National Grid PLC	18,101	243,893
NatWest Group PLC	27,326	91,524
Next PLC	576	67,141
Ocado Group PLC*	3,089	17,715
Pearson PLC	3,239	42,649
Persimmon PLC	1,547	25,650
Phoenix Group Holdings PLC	3,684	25,723
Reckitt Benckiser Group PLC	3,467	197,636
RELX PLC	5,584	240,813
RELX PLC	3,621	156,850
Rentokil Initial PLC	12,039	71,578
	Number of Shares	Value†

United Kingdom — (continued)
Rio Tinto PLC	5,494	$347,358
Rolls-Royce Holdings PLC*	40,895	220,030
Schroders PLC	4,151	19,721
Segro PLC	6,202	70,712
Severn Trent PLC	1,298	40,502
Shell PLC	31,848	1,056,701
Smith & Nephew PLC	4,139	51,816
Smiths Group PLC	1,814	37,602
Spirax-Sarco Engineering PLC	347	44,026
SSE PLC	5,262	109,702
St. James's Place PLC	3,047	17,876
Standard Chartered PLC	10,870	92,153
Taylor Wimpey PLC	17,417	30,112
Tesco PLC	34,066	127,593
The Sage Group PLC	5,350	85,504
Unilever PLC	6,154	308,942
Unilever PLC	6,075	305,070
United Utilities Group PLC	3,526	45,816
Vodafone Group PLC	110,648	98,137
Whitbread PLC	865	36,164
Wise PLC, Class A*	2,843	33,233
WPP PLC	5,591	52,987
		10,846,625
TOTAL COMMON STOCKS (Cost $55,352,543)		82,355,896

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	270	28,972
Dr. Ing. h.c. F. Porsche AG	537	53,409
Henkel AG & Co., KGaA	805	64,703
Porsche Automobil Holding S.E.	711	37,664
Sartorius AG*	123	48,844
Volkswagen AG	995	131,961
TOTAL PREFERRED STOCKS (Cost $353,093)		365,553

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $279,451)	279,451	279,451
TOTAL INVESTMENTS — 98.9% (Cost $55,985,087)		$83,000,900
Other Assets & Liabilities — 1.1%		934,211
TOTAL NET ASSETS — 100.0%		$83,935,111

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 3/31/2024††
Japan	24%
United Kingdom	13
France	12
Switzerland	10
Germany	9
Australia	7
Netherlands	5
Other	20
Total	100%
††	% of total investments as of March 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$203,889
Aerospace & Defense	2.3	1,852,091
Agriculture	0.7	568,180
Airlines	0.1	102,964
Apparel	2.4	1,982,811
Auto Manufacturers	4.1	3,373,392
Auto Parts & Equipment	0.8	639,247
Banks	11.3	9,305,638
Beverages	1.8	1,456,844
Biotechnology	0.8	691,285
Building Materials	1.9	1,578,918
Chemicals	2.9	2,385,101
Commercial Services	2.6	2,164,682
Computers	1.0	842,405
Cosmetics & Personal Care	2.0	1,658,957
Distribution & Wholesale	1.8	1,436,848
Diversified Financial Services	1.7	1,357,718
Electric	2.5	2,086,131
Electrical Components & Equipment	0.9	757,340
Electronics	1.7	1,388,552
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Energy-Alternate Sources	0.2%	$136,149
Engineering & Construction	1.2	998,297
Entertainment	0.9	771,057
Food	3.8	3,116,634
Food Service	0.3	279,019
Forest Products & Paper	0.2	198,692
Gas	0.3	230,218
Hand & Machine Tools	0.3	245,296
Healthcare Products	2.0	1,679,458
Healthcare Services	0.6	474,563
Holding Companies	0.0	26,111
Home Builders	0.4	303,767
Home Furnishings	0.8	693,494
Household Products & Wares	0.3	236,257
Insurance	5.2	4,267,615
Internet	0.9	741,874
Investment Companies	0.5	405,415
Iron & Steel	0.5	447,302
Leisure Time	0.2	120,989
Lodging	0.3	264,782
Machinery — Construction & Mining	1.4	1,141,983
Machinery — Diversified	2.0	1,603,732
Media	0.4	355,359
Metal Fabricate/Hardware	0.3	236,243
Mining	2.4	1,943,949
Miscellaneous Manufacturing	1.1	935,895
Office & Business Equipment	0.2	190,634
Oil & Gas	4.1	3,353,918
Oil & Gas Services	0.0	15,344
Packaging and Containers	0.1	78,106
Pharmaceuticals	9.1	7,507,892
Pipelines	0.0	35,232
Private Equity	0.5	424,169
Real Estate	1.1	861,268
Real Estate	0.0	16,465
Real Estate Investment Trusts	1.2	956,384
Retail	2.3	1,891,700
Semiconductors	4.5	3,691,171
Shipbuilding	0.0	27,619
Software	1.9	1,577,061
Telecommunications	2.9	2,348,530
Toys, Games & Hobbies	0.4	328,106
Transportation	1.4	1,170,928
Water	0.2	194,226
	100.0%	$82,355,896

Open forward foreign currency contracts held at March 31, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Hong Kong & Shanghai Bank	06/14/24	(400,000)	0.89414	$(460,200)	$(447,356)	$12,843	$—
Buy	Euro	JPMorgan	06/14/24	200,000	0.92402	219,246	216,446	—	(2,800)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Developed International Index Fund
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	UBS Securities	06/14/24	(450,000)	0.92402	$(493,979)	$(487,004)	$6,976	$—
Buy	Swiss Franc	UBS Securities	06/14/24	205,000	0.89414	235,652	229,270	—	(6,382)
	Total							$19,819	$(9,182)
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	06/21/24	11	50	$2,357	$1,296,405	$9,951	$—
							$9,951	$—